SCHEDULE OF CONTRACTUAL CASH FLOW REQUIREMENT (Details) - USD ($)	Jun. 30, 2025	Mar. 31, 2025
Accounts Payable [Member]
Less than 1 year	$ 2,265,506	$ 2,036,916
1 to 2 years
2 to 5 years
After 5 years
Total	2,265,506	2,036,916
Accrued Liabilities [Member]
Less than 1 year	25,655	41,736
1 to 2 years
2 to 5 years
After 5 years
Total	25,655	41,736
Loans Payable [Member]
Less than 1 year	7,752	7,752
1 to 2 years	7,752	7,752
2 to 5 years	23,256	23,256
After 5 years	101,587	15,067,532
Total	140,347	$ 15,106,292
Other Current Liabilities [Member]
Less than 1 year	2,298,913
1 to 2 years	7,752
2 to 5 years	23,256
After 5 years	101,587
Total	$ 2,431,508